Commitments And Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Nov. 04, 2021	Sep. 30, 2021	Sep. 12, 2021	Sep. 09, 2021
Commitments [Line Items]
Payments for underwriting expense	$ 6,350,000
Haymaker III [Member]
Commitments [Line Items]
Under writing discount percentage	(2.00%)			2.00%
Proceeds from issuance initial public offering	$ 0	$ 311,150,000	$ 0	$ 311,150,000
Under writing additional discount percentage	(3.50%)			3.50%
Deferred underwriting commission	$ 11,112,500			$ 11,112,500
Payments for underwriting expense	6,350,000			6,350,000
Haymaker III [Member] | Advisor One [Member] | Placement And Advisory Fees [Member]
Commitments [Line Items]
Commitment fee to pay only upon the closing of the business combination								$ 3,000,000
Haymaker III [Member] | Second Advisor [Member] | Placement And Advisory Fees [Member]
Commitments [Line Items]
Commitment fee to pay only upon the closing of the business combination							$ 6,500,000
Haymaker III [Member] | Third Advisor [Member] | Placement And Advisory Fees [Member]
Commitments [Line Items]
Commitment fee to pay only upon the closing of the business combination						$ 4,000,000
Haymaker III [Member] | Fourth Advisor [Member] | Placement And Advisory Fees [Member]
Commitments [Line Items]
Commitment fee to pay only upon the closing of the business combination					$ 200,000
Percentage of fee to pay equal to greater of total gross received from sale of securities from investors					4.00%
Haymaker III [Member] | Deferred Underwriting Commission Payable [Member]
Commitments [Line Items]
Deferred compensation liability, classified noncurrent	11,112,500			11,112,500
Haymaker III [Member] | IPO [Member]
Commitments [Line Items]
Proceeds from issuance initial public offering	$ 317,500,000			$ 317,500,000